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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-692-7564
         -------------------------------

Signature, Place, and Date of Signing:

          Constance Wick                 Chicago, IL      Aug. 12, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          92
                                        --------------------

Form 13F Information Table Value Total:        1,609
                                        --------------------
                                            (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

Column 1                       Column 2          Column 3 Column 4      Column 5        Column 6   Column 7        Column 8
------------------------------ ---------------- --------- -------- ------------------- ---------- --------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp                       Note 1.750% 2/0  000361AH8    1,656  1,500,000 PRN         Sole               1,500,000
Alere Inc                      Perp Pfd Conv SE 01449J204    7,650     27,402 PRN         Sole                  27,402
Alliance Data Systems Corp     Note 4.750% 5/1  018581AC2    6,238  3,000,000 PRN         Sole               3,000,000
Alliance Data Systems Corp     Note 1.750% 8/0  018581AD0   32,957 25,900,000 PRN         Sole              25,900,000
Alliant Techsystems Inc        Note 2.750% 9/1  018804AN4   12,497 12,445,000 PRN         Sole              12,445,000
Alliant Techsystems Inc        Note 3.000% 8/1  018804AK0   29,988 26,785,000 PRN         Sole              26,785,000
Amerigroup Corp                Note 2.000% 5/1  03073TAB8   34,926 20,934,000 PRN         Sole              20,934,000
Amgen Inc                      Note 3/0         031162AL4      425    538,000 PRN         Sole                 538,000
Amgen Inc                      Note 0.375% 2/0  031162AQ3   16,002 15,913,000 PRN         Sole              15,913,000
Amylin Pharmaceuticals Inc     Com              032346108    4,449    332,500  SH CALL    Sole                 332,500
Bank of America Corp           Com              060505104    2,183    199,200  SH         Sole                 199,200
Best Buy Co Inc                SDCV 2.250% 1/1  086516AF8   12,665 12,500,000 PRN         Sole              12,500,000
Big Lots Inc                   Com              089302103    4,677    141,100  SH CALL    Sole                 141,100
BorgWarner Inc                 Note 3.500% 4/1  099724AF3   76,684 31,000,000 PRN         Sole              31,000,000
Cephalon Inc                   Note 2.000% 6/0  156708AP4    3,392  1,957,000 PRN         Sole               1,957,000
Cephalon Inc                   Note 2.500% 5/0  156708AR0   24,391 19,800,000 PRN         Sole              19,800,000
China Ceramics Co Ltd          *W Exp 11/16/201 G2113X118      381     84,780  SH         Sole                  84,780
China Growth Equity Inv Ltd    Unit 05/14/2016  G2114K115    2,000    200,000 PRN         Sole                 200,000
China Med Technologies Inc     Note 4.000% 8/1  169483AC8    9,176 12,704,000 PRN         Sole              12,704,000
China Med Technologies Inc     Com              169483104    6,158    798,700  SH  PUT    Sole                 798,700
Select Sector SPDR TR          SBI Cons Stpls   81369Y308   21,073    600,000  SH  PUT    Sole                 600,000
Crown Holdings Inc             Com              228368106    3,882    100,000  SH  PUT    Sole                 100,000
DryShips Inc                   Note 5.000% 12/0 262498AB4   10,279 11,387,000 PRN         Sole              11,387,000
DryShips Inc                   Shs              Y2109Q101    4,532  1,081,598  SH         Sole               1,081,598
Earthlink Inc                  Frnt 3.250% 11/1 270321AA0   18,810 18,177,000 PRN         Sole              18,177,000
Eastman Kodak Co               Com              277461109    4,033  1,126,600  SH CALL    Sole               1,126,600
EMC Corp Mass                  Note 1.750% 12/0 268648AM4    9,450  5,390,000 PRN         Sole               5,390,000
EMC Corp Mass                  Note 1.750% 12/0 268648AK8  105,368 61,450,000 PRN         Sole              61,450,000
Select Sector SPDR TR          SBI Int-Energy   81369Y506   10,549    140,000  SH  PUT    Sole                 140,000
Exterran Hlds Inc              Note 4.250% 6/1  30225XAA1    3,548  3,184,000 PRN         Sole               3,184,000
Select Sector SPDR TR          SBI Int-Finl     81369Y605   10,899    710,000  SH  PUT    Sole                 710,000
General Mtrs Co                Com              37045V100   15,183    500,100  SH  PUT    Sole                 500,100
General Mtrs Co                *W Exp 07/10/201 37045V126   10,569    348,111  SH         Sole                 348,111
General Mtrs Co                *W Exp 07/10/201 37045V118   14,010    461,468  SH         Sole                 461,468
Global Eagle Acquisition Corp  Unit             37951D201    4,052    400,000 PRN         Sole                 400,000
Goldman Sachs Group Inc        Com              38141G104    1,404     10,550 PRN         Sole                  10,550
Goldman Sachs Group Inc        Com              38141G104    7,174     53,900  SH CALL    Sole                  53,900
Goldman Sachs Group Inc        Com              38141G104    8,997     67,600  SH  PUT    Sole                  67,600
Google Inc                     Cl A             38259P508    2,633      5,200  SH         Sole                   5,200
Google Inc                     Cl A             38259P508    6,330     12,500  SH  PUT    Sole                  12,500
Google Inc                     Cl A             38259P508    6,330     12,500  SH CALL    Sole                  12,500
Select Sector SPDR TR          SBI Healthcare   81369Y209    9,948    280,000  SH  PUT    Sole                 280,000
Heckmann Corp                  *W Exp 11/09/201 422680116    9,237  1,529,345  SH         Sole               1,529,345
Incyte Corp Ltd                Note 4.750% 10/0 45337CAJ1    5,635  2,443,000 PRN         Sole               2,443,000
Select Sector SPDR TR          SBI Int-Inds     81369Y704   10,800    290,000  SH  PUT    Sole                 290,000
International Business Machs   Com              459200101   10,499     61,200  SH  PUT    Sole                  61,200
Barclays Bk Plc                IPTH S&P VIX New 06740C261   13,377    632,800  SH  PUT    Sole                 632,800
iShares Tr                     Russell 2000     464287655   12,383    150,000  SH  PUT    Sole                 150,000
JetBlue Airways Corp           DBCV 5.500% 10/1 477143AD3   10,410  6,853,000 PRN         Sole               6,853,000
JetBlue Airways Corp           DBCV 5.500% 10/1 477143AE1   23,403 14,686,000 PRN         Sole              14,686,000
JPMorgan Chase & Co            Com              46625H100    6,104    150,000  SH CALL    Sole                 150,000
L-3 Communications Corp        Debt 3.000% 8/0  502413AW7   19,600 19,251,000 PRN         Sole              19,251,000
Laboratory Corp Amer Hldgs     Note 9/1         50540RAG7   44,965 34,604,000 PRN         Sole              34,604,000
Lincare Hldgs Inc              Note 2.750% 11/0 532791AF7   17,661 15,000,000 PRN         Sole              15,000,000
Marathon Oil Corp              Com              565849106    5,268    100,000  SH CALL    Sole                 100,000
Market Vectors ETF TR          Gold Miner ETF   57060U100   12,283    225,000  SH CALL    Sole                 225,000
Select Sector SPDR TR          SBI Materials    81369Y100    2,756     70,000  SH  PUT    Sole                  70,000
Microchip Technology Inc       SDCV 2.125% 12/1 595017AB0   77,995 57,132,000 PRN         Sole              57,132,000
Microsoft Corp                 Com              594918104    4,300    165,400  SH         Sole                 165,400
Molycorp Inc                   Pfd Conv Ser A   608753208  374,994  3,244,700  SH         Sole               3,244,700
NetApp Inc                     Note 1.750% 6/0  64110DAB0   17,004 10,000,000 PRN         Sole              10,000,000
Newmont Mining Corp            Note 3.000% 2/1  651639AK2    8,004  6,538,000 PRN         Sole               6,538,000
Oil Sts Intl Inc               Note 2.375% 7/0  678026AB1   48,284 19,170,000 PRN         Sole              19,170,000
Omnicare Inc                   Note 3.750% 12/1 681904AN8    4,246  3,170,000 PRN         Sole               3,170,000
Omnicom Group Inc              Com              681919106    1,047     21,750  SH         Sole                  21,750
Omnicom Group Inc              Com              681919106    3,612     75,000  SH CALL    Sole                  75,000
PDL BioPharma Inc              Note 3.750% 5/0  69329YAC8    7,307  7,500,000 PRN         Sole               7,500,000
PowerShares DB US Dollar Index Doll Indx Bull   73936D107   10,610    500,000  SH CALL    Sole                 500,000
Radio One Inc                  Cl D Non Vtg     75040P405      244    138,000  SH         Sole                 138,000
Resolute Energy Corp           *W Exp 09/25/201 76116A116    3,618    994,000  SH         Sole                 994,000
SESI LLC                       Frnt 1.500% 12/1 78412FAH7    2,035  2,000,000 PRN         Sole               2,000,000
Smithfield Foods Inc           Note 4.000% 6/3  832248AR9   12,709 10,800,000 PRN         Sole              10,800,000
Spreadtrum Communications Inc  ADR              849415203    1,366     86,700  SH  PUT    Sole                  86,700
Starwood Hotels & Resorts Wrld Com              85590A401    2,242     40,000  SH CALL    Sole                  40,000
Sunoco Inc                     Com              86764P109    2,086     50,000  SH CALL    Sole                  50,000
SUPERVALU Inc                  Note 11/0        868536AP8    3,094  7,800,000 PRN         Sole               7,800,000
Select Sector SPDR TR          SBI Int-Tech     81369Y803   16,705    650,000  SH  PUT    Sole                 650,000
Teradyne Inc                   Note 4.500% 3/1  880770AE2   96,341 34,494,000 PRN         Sole              34,494,000
Terex Corp                     Note 4.000% 6/0  880779AV5    3,775  2,000,000 PRN         Sole               2,000,000
Textron Inc                    Note 4.500% 5/0  883203BN0   36,544 19,570,000 PRN         Sole              19,570,000
Theravance Inc                 Note 3.000% 1/1  88338TAA2    3,322  3,005,000 PRN         Sole               3,005,000
Trina Solar Ltd                Note 4.000% 7/1  89628EAA2    7,002  4,826,000 PRN         Sole               4,826,000
Triumph Group Inc              Note 2.625% 10/0 896818AB7   19,235 10,500,000 PRN         Sole              10,500,000
United Rentals Inc             Note 4.000% 11/1 911363AL3    4,797  2,000,000 PRN         Sole               2,000,000
United States Steel Corp       Note 4.000% 5/1  912909AE8   12,418  7,801,000 PRN         Sole               7,801,000
United Therapeutics Corp       Note 0.500% 10/1 91307CAD4   15,804 10,750,000 PRN         Sole              10,750,000
Universal Business Pmt Sol Ac  Unit             913384202    3,000    500,000 PRN         Sole                 500,000
USEC Inc                       Note 3.000% 10/0 90333EAC2    6,994  9,695,000 PRN         Sole               9,695,000
USEC Inc                       Com              90333E108    6,678  1,999,300  SH  PUT    Sole               1,999,300
Select Sector SPDR TR          SBI Int-Utils    81369Y886    3,348    100,000  SH  PUT    Sole                 100,000
Walgreen Co                    Com              931422109    2,123     50,000  SH CALL    Sole                  50,000
Webster Finl Corp              Com              947890109    4,194    200,000  SH  PUT    Sole                 200,000